STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS
JUNE 30, 2021

DESCRIPTION                                 SHARES       MARKET VALUE
-----------                                 ------       ------------

COMMON STOCKS ? 99.08%

Petroleum Refining-11.00%
   Chevron Corp.                            14,330          1,500,924
   Phillips 66                               8,432            723,634
   Valero Energy Corp                       18,302      $   1,429,020
                                                            ---------
                                                            3,653,578

National Commercial Banks-10.27%
   Bank of America                          43,805          1,806,080
   Wells Fargo                              35,518          1,608,610
                                                            ---------
                                                            3,414,690

Computer and Office Equipment-9.70%
   Hewlett Packard Inc.                     42,844	1,293,460
   International Business Machines Corp.    13,169	1,930,444
                                                            ---------
                                                            3,223,904

Telephone Communications, Except
Radiotelephone-7.97%
      AT&T                                  45,199          1,300,827
      Verizon                               24,089          1,349,707
                                                            ---------
                                                            2,650,534

Pharmaceutical Preps-7.65%
   AbbVie Inc.                               9,869          1,111,644
   Pfizer Inc.                              36,576          1,432,316
                                                            ---------
                                                            2,543,960

Construction Machinery and Equipment-4.82%
   Caterpillar Inc.			7,363          1,602,410

Gold and Silver Ores-4.71%
   Newmont Corp.			24,690		1,564,852

Electronic Computers-4.54%
   Apple Inc.                               11,028          1,510,395

Semi-Conductors and Related Devices-4.25%
   Intel Corp				 25,188          1,414,054




-	Continued ?
STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
JUNE 30, 2021

DESCRIPTION                                 SHARES        MARKET VALUE
-----------                                 ------        ------------

Engines and Turbines-4.25%
   Cummins Inc.                              5,787          1,410,928

Paper Prods-4.16%
   Kimberly-Clark Corp			 10,340		1,383,285

TV Stations-4.13%
   ViacomCBS Inc.		  30,358		1,372,182

Prepackaged Software-4.04%
  Cisco Systems Inc.			 25,319	      1,341,907

Surgical & Medical Instruments & Apparatus-4.02%
  3M Co.				 6,725	      1,335,787

Raw Farm Food-3.94%
   Universal Corp.                          22,978          1,309,057

Variety Stores-3.42%
   Walmart                                   8,065          1,137,326

Drug Store-3.26%
  CVS Health Corp                           12,983          1,083,302

Biolog Prod-2.95
  Amgen Inc.				 4,028		  981,825

                                                           ----------

   Total common stocks (cost $22,443,251)               $  32,933,976
				                          ----------


SHORT-TERM INVESTMENTS ? 0.92%
   Schwab Money Market Fund (Single Class Fund)
              -current interest at 0.01%  296,204    	 $      296,204
                                                            ---------

   Total short-term investments (cost $  296,204)		296,204
                                                            ---------

Total investment securities ?  99.99% (cost $22,739,455)   33,230,180

Other assets less liabilities ? 0.01%                           3,695
                                                             --------

Net assets - 100.00%                                   $   33,233,875
                                                         ============


FAIR VALUE OF INVESTMENTS

In accordance with U.S. generally accepted accounting principles (?GAAP?), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - observable inputs other than quoted prices (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2021:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities*          Instruments **
      -----                         ----------           -----------
      Level 1:
         Common Stock               $32,933,977          $          0
         Short term investments         296,204		            0
                                    -----------          ------------
            Total Level 1:           33,230,181			    0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $33,230,181          $          0
                                    ===========          ============

   *All investments in securities are classified as ?Highly Liquid?.

   ** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument. As of June 30, 2021, the Fund did not own any other financial instruments.